CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

NOTE 5 – CONVERTIBLE NOTES

In September 2021, as part of a termination of a license agreement with Purple (see Note 3, Co-Development Options), the Company issued a convertible note in the principal amount of $1,500,000 that was payable on or before the maturity date in February 2023, bearing interest of 5% per annum and convertible in whole or in part at any time by Purple into shares of common stock of the Company. The conversion price is $5 per share of common stock, subject to certain adjustments under such terms and conditions as agreed between the parties. The Company may prepay the principal amount of the note plus accrued and unpaid interest at any time prior to the maturity date. On July 14, 2023, the Company and Purple executed an amendment to revise the note’s payment schedule, extending the maturity date to March 31, 2024. On June 19, 2024, the Company and Purple executed another amendment to extend the maturity date to August 31, 2024. The outstanding principal balance due under the convertible note at December 31, 2024 and December 31, 2023 was $218,750 and $625,000, respectively. The note was in default as of December 31, 2024. The remaining principal balance has been paid subsequent to year end.

In December 2023, the Company entered into an unsecured convertible promissory note with an unrelated party in the principal amount of $150,000 together with interest at 5% and a maturity date of June 30, 2024. On April 24, 2024, the Company converted the note into shares of common stock, which satisfied the note in full.

On April 17, 2024, the Company entered into an unsecured note agreement with a related party in the principal amount of $500,000 together with interest at 10%, with a maturity date of September 30, 2024. The agreement is between the Company and an investment fund where the manager is a member of the Company’s board of directors. On June 3, 2024, the Company and the related party agreed to convert the note agreement in full, both principal and interest, to equity in connection with the Company’s Series A Preferred Stock offering. See Note 8, Capital Structure, for more information on the Series A Preferred Stock offering.

Yorkville Convertible Notes

On January 3, 2024, the Company entered into an unsecured note agreement with an unrelated third party, YA II PN, LTD, a Cayman Islands exempt limited partnership (“Yorkville”) in the principal amount of $1,500,000 (the “YA Note-1”). YA Note-1 was issued with a 10% original issue discount. The original principal amount, together with interest of 8%, was payable by the Company on March 15, 2024, and was extended to July 31, 2024. The note had an outstanding principal balance of $1,235,178 with $150,000 of the debt discount fully amortized to interest expense as of December 31, 2024. On November 1, 2024, the Company entered into an agreement with Yorkville that completely terminates and replaces YA Note-1 (see the Yorkville Transaction defined below). See Note 8, Capital Structure - Standby Equity Purchase Agreement, for further details.

On November 1, 2024, the Company entered into a Standby Equity Purchase Agreement (“SEPA”) pursuant to which the Company has the right to sell Yorkville up to $20,000,000 of its shares of Company Common Stock, subject to certain limitations and conditions set forth in the SEPA, from time to time during the term of the SEPA (such transaction, the “Yorkville Transaction”). In connection with the SEPA, Yorkville has agreed to advance to the Company in the form of a convertible promissory note (the “Convertible Note”) an aggregate principal amount of up to $1,304,758 (the “Pre-Paid Advance”), which has been previously paid and replaces the $1,235,178 YA Note-1 outstanding balance. The Convertible Note bears an interest rate of 8% per annum and is convertible in whole or in part at any time by Yorkville into shares of common stock of the Company at a conversion price determined based on the lower of the lower of (i) $1.00 per common share (the “Fixed Price”), or (ii) 95% of the lowest daily volume weighted average price during the five consecutive trading days immediately preceding the conversion date (the “Variable Price”), but which Variable Price shall not be lower than the floor price of $0.80 (the “Floor Price”). The Convertible Note matures on November 1, 2025. The termination and replacement of YA Note-1 with the Convertible Note was accounted for as a debt extinguishment. For the year ended December 31, 2024, the Company recorded a loss on debt extinguishment in the amount of $200,000 for the fees incurred by Yorkville, and a debt discount in the amount of $435,635 in relation to the SEPA. For the year ended December 31, 2024, the Company recorded amortization of debt discount in the amount of $66,189 for the Convertible Note.

The Company shall make monthly payments beginning on the 7th trading day after either (i) the daily VWAP is less than the Floor Price then in effect for five trading days during a period of seven consecutive trading days (a “Floor Price Event”), or (ii) the Company has issued to Yorkville, pursuant to the transactions contemplated in the Convertible Note and the SEPA, in excess of 99% of the common shares available under the rules or regulations of Nasdaq Stock Market LLC (the “Exchange Cap”), where applicable (an “Exchange Cap Event”), (the last day of each such occurrence, an “Amortization Event Date”) and continuing on the same day of each successive Calendar Month until the entire outstanding principal amount shall have been repaid. Each monthly payment shall be in an amount equal to the sum of (i) $250,000 of principal in the aggregate among the Convertible Note and all other notes (or the outstanding Principal if less than such amount) (the “Amortization Principal Amount”), plus (ii) a payment premium equal to 5% in respect of such principal amount, provided that, the payment premium equal to 5% shall not apply in respect to any amount that is paid directly from an Advance from the SEPA, and (iii) accrued and unpaid interest hereunder as of each payment date. The obligation of the Company to make monthly prepayments related to an Amortization Event shall cease (with respect to any payment that has not yet come due) if at any time after the Amortization Event Date (A) in the event of a Floor Price Event, on the date that is the 7th consecutive Trading Day that the daily VWAP is greater than 110% of the Floor Price then in effect, or (B) in the event of an Exchange Cap event, the date the Company has obtained stockholder approval to increase the number of common shares under the Exchange Cap and the Exchange Cap no longer applies unless a subsequent Amortization Event occurs.

The SEPA is an equity-linked contract that does not qualify for equity classification and is accounted for as a derivative liability recognized at fair value. Any changes in fair value between the carrying amount of the forward issuance contracts and the settlement amounts will be recognized in other income (expense) in the consolidated statements of operations. The initial value of the SEPA was $501,824. As of December 31, 2024, the fair value of the SEPA was $1,041,484. For the year ended December 31, 2024, the Company recognized a loss on the change in fair value of derivative liability in the amount of $539,660 in the Company’s consolidated statements of operations.

The Company did not have a derivative liability at December 31, 2023. The following table presents information about the Company’s derivative liability that is measured at fair value on a recurring basis at December 31, 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2024
Derivative liability	3	$1,041,484
Total		$1,041,484

The derivative liability is accounted for as a liability in accordance with ASC 480 and are presented within derivative liability in the accompanying consolidated balance sheets. The derivative liability is measured at fair value at inception and on a recurring basis, with changes in fair value presented in the consolidated statements of operations.

The derivative liability was valued using a binomial lattice model, which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the derivative liability is the step factors input, assumed price movement, and probabilities assigned to them.

The following table provides quantitative information regarding Level 3 fair value measurements for the derivative liability:

	November 1, 2024 (inception)	December 31, 2024
Risk-free interest rate	4.28%	4.16%
Expected volatility	86.10%	114.61%
Conversion price	$3.77	$3.71
Stock price	$3.96	$5.50

The following table presents the changes in the fair value of derivative liability:

Warrant Liabilities
Fair value as of November 1, 2024 (inception)	$501,824
Change in fair value	539,660
Fair value as of December 31, 2024	$1,041,484

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the year ended December 31, 2024.